1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

Feburary 24, 2023
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:    Main Street Capital Corporation – Preliminary Proxy Statement on Schedule 14A
(File No. 814-00746)
Dear Sir or Madam:
On behalf of Main Street Capital Corporation, attached for filing by means of the EDGAR system is a preliminary proxy statement on Schedule 14A under the Securities Exchange Act of 1934, as amended.
No fees are required in connection with this filing.

Please contact the undersigned at (202) 261-3466 with any questions or comments.

Sincerely,

/s/ Harry S. Pangas
Harry S. Pangas